IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 8,110	$ 8,379
Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	5,547
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,048
Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	197
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	60
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	258
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	222	331
Less than 1 month [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	42
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	102
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	17
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	60
Less than 1 month [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	335	304
Later than one months and not later than three months [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	84
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	214
Later than one months and not later than three months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	33
Later than one months and not later than three months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	4
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	399	370
3 - 6 months [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	127
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	223
3 - 6 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	49
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	365	347
6 - 9 months [Member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	127
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	189
6 - 9 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	49
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	344	342
9 - 12 months [Member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	130
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	161
9 - 12 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	49
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	4
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	981	970
1 - 2 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	529
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	451
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,882	1,964
2 - 5 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,255
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	619
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	8
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3,582	$ 3,751
Over 5 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3,253
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	89
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 240